VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

February 2, 2018

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Voya Insurance and Annuity Company
Post-Effective Amendment No. 2 to the Registration Statement on Form S-3

Prospectus Title:  Voya PotentialPLUS Variable Annuity

File No.: 333-196392

Termination of the Offering

Ladies and Gentlemen:

This Post-effective Amendment No. 2 to the Registration Statement on Form S-3 with respect to the Voya PotentialPLUS Indexed Variable Annuity (File No. 333-196392) (the “Registration Statement”) is being filed in accordance with an undertaking in the Registration Statement to remove from registration—by means of a post-effective amendment—any securities of Voya Insurance and Annuity Company (the “Company”) that were previously registered under the Registration Statement and that were unsold at the termination of the offering.

The Voya PotentialPLUS Indexed Variable Annuity is a deferred combination variable, indexed and fixed annuity contract (the “Contract”). On October 22, 2015, the Company ceased making the Contract available for new sales. On September 15, 2017, the Company submitted for filing, pursuant to Rule 424(b)(3) under the Securities Act of 1933, as amended, an electronic format copy of a supplement dated September 15, 2017, to the Registration Statement. The purpose of the supplement was to give notice that the Company would cease, effective October 1, 2017, accepting additional premium to the Contract. There are fewer than 300 outstanding Contracts and the Company is relying on Rule 12h-3(b)(1)(i) of the Securities Exchange Act of 1934 (the “Exchange Act”) to suspend its reporting obligations under Section 15(d) of the Exchange Act and to file Form 15 and deregister the securities covered by the Registration Statement.

The Company does not intend to use the Registration Statement to sell any more securities. Therefore, the offering is being terminated as of the close of business on February 13, 2018. By filing the Post-effective Amendment the Company removes from registration any securities registered but unsold under the Registration Statement as of that time and date, or such time and date as this Registration Statement becomes effective.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

PLAN | INVEST | PROTECT	Voya Logo